Note 10 - Short-term debt (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended								12 Months Ended
	Jul. 11, 2012	Aug. 06, 2010	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 02, 2012	Apr. 25, 2012	Mar. 28, 2012	Feb. 27, 2012	Jan. 17, 2012	Oct. 10, 2011 SAGA Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member]	Dec. 31, 2011 Promissory Note [Member]	Dec. 31, 2012 Unsecured bridge promissory note [Member]	Jun. 02, 2012 Unsecured bridge promissory note [Member]	Apr. 25, 2012 Unsecured bridge promissory note [Member]	Mar. 28, 2012 Unsecured bridge promissory note [Member]	Feb. 27, 2012 Unsecured bridge promissory note [Member]	Jan. 17, 2012 Unsecured bridge promissory note [Member]
Note 10 - Short-term debt (Details) [Line Items]
Loss Contingency, Damages Sought, Value		$ 3,200
Litigation Settlement, Amount	1,743	2,800
Restricted Shares Issued For Legal Settlement (in Shares)		4,496,429
Debt Instrument, Face Amount									1,050	300	350	200	200	1,712			1,050	1,050	300	350	200	200
Debt Instrument, Interest Rate, Stated Percentage										8.00%	8.00%	8.00%		8.00%								8.00%
Interest Expense			$ 21	$ 240	$ 242	$ 258	$ 459	$ 90							$ 68	$ 0	$ 18